SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of short-term investment

	March 31,	March 31,
	2025	2024
Beginning balance	$2,103,762	$1,461,807
Add: purchase additional wealth management financial products	—	2,096,934
Less: proceeds received upon maturity of short-term investment	(2,105,016)	(1,397,956)
Interest receivable	—	19,146
Foreign currency translation adjustments	1,254	(76,169)
Ending balance of short-term investment	$—	$2,103,762

Schedule of useful lives of property and equipment

Useful life
Office equipment	3-5 years
Electronic equipment	3 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of currency exchange rates that were used in creating the unaudited condensed consolidated financial statements

	March 31, 2025	March 31, 2024	March 31, 2023
Year-end spot rate	US$1= RMB 7.2567	US$1= RMB 7.2212	US$1= RMB 6.8774

Average rate	US$1= RMB 7.2169	US$1= RMB 7.1533	US$1= RMB 6.8507

Schedule of disaggregation of revenue

	For the years ended March 31,
	2025	2024	2023
Revenue from auto insurance aftermarket value-added services	$63,398,860	$45,561,529	$42,438,636
Revenue from other scenario-based customized services	7,437,448	11,764,389	3,537,667
Revenue from software development and information technology services	616,428	1,220,811	3,257,244
Total revenue	$71,452,736	$58,546,729	$49,233,547

	For the year ended March 31,
	2025	2024	2023
Revenue from third-party customers	$51,558,098	$46,618,820	$42,132,930
Revenue from related party customers	19,894,638	11,927,909	7,100,617
Total revenue	$71,452,736	$58,546,729	$49,233,547